Summary of Significant Accounting Policies - Schedule of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Allowance for doubtful accounts-beginning balance	$ (575)	$ (51)	$ (92)
Provision for doubtful accounts	(501)	(494)	(58)
Other adjustments and writeoffs	(476)	(30)	99
Allowance for doubtful accounts-ending balance	$ (1,552)	$ (575)	$ (51)